Other Equity Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Other Equity Instruments
27. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2022	31 December 2021
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	—	745
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	n/a	—	—
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	September 2027	750	—
			2,196	2,191
In June 2022, Santander UK Group Holdings plc purchased and redeemed the £750m 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities and issued £750m 6.50% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the Company’s immediate parent company, Banco Santander SA . The original securities were redeemed at par and £5m of transaction costs that were recognised against the proceeds from the original securities were transferred to retained earnings.